CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Cash Flow from operating activities
Loss for the period		€ (2,788)	€ (1,716)	[1],[2]
Depreciation and amortization		1,050	841	[1],[2]
Foreign currency exchange differences on loans to subsidiaries		(769)	(61)	[1],[2]
Share-based compensation expense		165	129	[1],[2]
Change in impairment of trade receivables		(28)	10	[1],[2]
Non-cash interest expense on long-term debt		205	189	[1],[2]
Change in fair value of derivative equity forward		602	(941)	[1],[2]
Change in inventory allowance		(9)	(226)	[1],[2]
Other	[1],[2]		9
Change in working capital		(265)	1,578	[1],[2]
Trade and other receivables, inventories and current assets		61	(901)	[1],[2]
Trade payables		(586)	(260)	[1],[2]
Other liabilities, contract liabilities, provisions and deferred income		284	2,739	[1],[2]
Income tax payable/receivables		(24)
Total		(1,837)	(188)	[1],[2]
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets		(173)	(234)	[1],[2]
Proceeds from disposal of financial assets		4,081	2,526	[1],[2]
Payments to acquire financial assets		(1,235)	(6,170)	[1],[2]
Proceeds from disposal of property, plant and equipment		22
Total		2,695	(3,878)	[1],[2]
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit	[1],[2]		(58)
Repayment of sale and leaseback obligation	[1],[2]		(118)
Repayment of lease liabilities		(77)
Repayment of finance lease obligations	[1],[2]		(12)
Repayment of long-term debt		(250)	(197)	[1],[2]
Proceeds from issuance of long-term debt		500	40	[1],[2]
Total		173	(345)	[1],[2]
Net increase (decrease) in cash and cash equivalents		1,031	(4,411)	[1],[2]
Cash and cash equivalents at beginning of period	[2]	7,402	7,569	[1]
Changes to cash and cash equivalents due to foreign exchanges rates		49	(18)	[1],[2]
Cash and cash equivalents at end of period		8,482	3,140	[1],[2]
Supplemental Cash Flow Information
Interest paid		66	47	[1],[2]
Interest received		€ 43	€ 1	[1],[2]

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.